Statutory Reserve and Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Required Percentage of statutory surplus reserve fund to Registered Capital	50.00%	50.00%	50.00%
Amount contributed to statutory reserve	$ 21,567	$ 22,258	$ 22,258
Capital and statutory reserves not available for distribution	$ 187,497	$ 202,613	$ 202,614
Minimum
Variable Interest Entity [Line Items]
Annual appropriation percentage of after tax profit	10.00%	10.00%	10.00%